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The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED NOVEMBER 24, 2003 TO THE CURRENT VARIABLE LIFE AND VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES
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This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs") as previously supplemented (together, the "Prospectuses.") Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge upon request. Please note that if a portfolio listed below is not available under your contract or policy, then the information about that portfolio does not apply to you.

A. Information regarding the EQ/Alliance Technology Portfolio, the EQ/Putnam International Equity Portfolio and the AXA Premier VIP Technology Portfolio

     1. Effective December 12, 2003, all references in the Prospectus to the "EQ/Alliance Technology Portfolio" or "EQ/Alliance Technology option" are changed to the "EQ/Technology Portfolio" or "EQ/Technology option," respectively.

          Effective December 12, 2003, all references in the Prospectus to the "EQ/Putnam International Equity Portfolio" or "EQ/Putnam International Equity option" are changed to the "EQ/Mercury International Value Portfolio" or "EQ/Mercury International Value option," respectively.

     2. In "Contract features and benefits" of each Prospectus, the chart under "Portfolios of the Trusts" is changed to reflect changes to the Portfolio Name (EQ/Technology Portfolio and EQ/Mercury International Value Portfolio), Objective (EQ/Technology Portfolio only) and Adviser(s). The changes for EQ/Technology Portfolio and the EQ/Mercury International Value Portfolio are effective December 12, 2003. The change for AXA Premier VIP Technology Portfolio is effective immediately.

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EQ Advisors Trust
Portfolio Name                                Objective                                      Adviser(s)*
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EQ/Technology                                Seeks to achieve long-term growth of capital   Wellington Management Company, LLP
(formerly EQ/Alliance Technology)                                                           Dresdner RCM Global Investors LLC
                                                                                            Firsthand Capital Management Inc.
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EQ/Mercury International Value               Seeks capital appreciation                     Merrill Lynch Investment Managers
(formerly EQ/Putnam International Equity )                                                  International Limited
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AXA Premier VIP Trust
Portfolio Name                                Objective                                      Adviser(s)*
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AXA Premier VIP Technology                   Seeks long-term growth of capital               Wellington Management Company, LLP
                                                                                             Dresdner RCM Global Investors LLC
                                                                                             Firsthand Capital Management Inc.
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* The Advisers indicated are those that make the investment decisions for each Portfolio.




           The Equitable Life Assurance Society of the United States
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

166308                                                                    X00631
EVM1103 (11/03)                                          Cat. No. 133238 (11/03)

Effective December 12, 2003, references in the prospectus and SAI to the EQ/Putnam International Equity and the EQ/Alliance Technology portfolios and options are changed to references to EQ/Mercury International Value and EQ/Technology, respectively. Effective December 12, 2003, the adviser for the EQ/Mercury International Value portfolio is changed to Merrill Lynch Investment Managers International Limited, and the advisers for the EQ/Technology portfolio are changed to Wellington Management Company, LLP; Dresdner RCM Global Investors LLC and Firsthand Capital Management Inc. Effective immediately, Wellington Management Company, LLP replaces one of the advisers (Alliance Capital Management) to the AXA Premier VIP Technology Portfolio. Any information about a portfolio not available under your policy should be disregarded.